FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial assets by category (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Amortized cost
Financial assets by category
Financial assets.	$ 68,957,670	$ 67,627,329	$ 53,809,169
Fair value
Financial assets by category
Financial assets.	356,233	12,526	4,275
Cash and cash equivalents | Amortized cost
Financial assets by category
Financial assets.	3,450,873	2,215,103	1,679,478
Other financial assets | Amortized cost
Financial assets by category
Financial assets.	4,703,688	4,781,679	5,027,516
Other financial assets | Fair value
Financial assets by category
Financial assets.	356,233	12,526	4,275
Trade receivables | Amortized cost
Financial assets by category
Financial assets.	59,236,377	52,888,427	41,675,918
Other receivables | Amortized cost
Financial assets by category
Financial assets.	$ 1,566,732	$ 7,742,120	$ 5,426,257